Finance Costs (Details) - Schedule of Components of Finance Costs - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Finance costs -other than related parties
Interest on finance costs	$ 131,166	$ 155,362	$ 267,209	$ 316,481
Change in fair value of preferred stock warrant liability				(420,245)	$ 5,284,494	$ (420,245)
Discount on issue of Atalaya Note					632,595
Change in fair value of Atalaya Note			(970,020)		1,632,996
Change in fair value of SSCPN		6,141,965		16,661,212		9,312,177
Change in fair value of Notes						944,727
Change in fair value of derivative financial instrument		813,566		10,036,375	3,465,293	14,373,856
SSCPN issue expenses		525,588		1,564,210	1,564,210	961,628
Bank charges	6,405	6,107	13,605	23,930	33,933	85,434
Other borrowings cost	202,538	31,235	363,954	48,605	172,889	331,533
Total	2,160,178	8,363,800	2,320,963	29,884,357	13,898,735	27,570,752
Finance costs -to related parties
Interest on vehicle loans		12,915		25,777	38,203	64,844
Total		12,915		25,777	38,203	64,844
Interest on vehicle loans [Membe]
Finance costs -other than related parties
Interest on finance costs	85,918	91,171	162,084	190,938	392,933	620,211
Interest on finance leases [Member]
Finance costs -other than related parties
Interest on finance costs	131,166	155,362	267,209	316,481	625,523	844,424
Interest on subcontractor liability [Member]
Finance costs -other than related parties
Interest on finance costs	$ 23,072	$ 23,372	$ 46,488	$ 47,150	$ 93,869	$ 96,762